Segment Information (Details) - Schedule of Breakdown of Sales by Destination - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Net sales
Net sales from continuing operations	$ 69,368	$ 77,337	$ 85,980
United States [Member]
Net sales
Net sales from continuing operations	7,925	12,169	10,460
China [Member]
Net sales
Net sales from continuing operations	22,121	27,740	34,448
United Kingdom [Member]
Net sales
Net sales from continuing operations	11,985	9,108	6,736
Hong Kong [Member]
Net sales
Net sales from continuing operations	8,225	6,470	11,593
Europe [Member]
Net sales
Net sales from continuing operations	10,016	13,290	13,421
Canada [Member]
Net sales
Net sales from continuing operations	2,988	4,699	5,503
Others [Member]
Net sales
Net sales from continuing operations	$ 6,108	$ 3,861	$ 3,819